Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 1,083.0	£ 979.5
Depreciation of property, plant and equipment	185.5	188.6	£ 189.0
Ending balance	876.0	1,083.0	979.5
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,440.7	2,317.9
Additions	294.9	314.8
New acquisitions	0.1	3.1
Disposals	(420.9)	(255.7)
Transfer to disposal group classified as held for sale	(464.7)
Exchange adjustments	(104.5)	60.6
Ending balance	1,745.6	2,440.7	2,317.9
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,357.7	1,338.4
Depreciation of property, plant and equipment	185.5	225.1
Disposals	(271.5)	(240.5)
Transfer to disposal group classified as held for sale	(346.0)
Exchange adjustments	(56.1)	34.7
Ending balance	869.6	1,357.7	1,338.4
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37.1	37.1
Ending balance	34.3	37.1	37.1
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37.1	37.1
Transfer to disposal group classified as held for sale	(2.8)
Ending balance	34.3	37.1	37.1
Freehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	108.4	90.3
Ending balance	22.0	108.4	90.3
Freehold buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	135.5	118.8
Additions	33.7	17.7
New acquisitions		0.1
Disposals	(109.0)
Transfer to disposal group classified as held for sale	(17.1)
Exchange adjustments	(16.9)	(1.1)
Ending balance	26.2	135.5	118.8
Freehold buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27.1	28.5
Depreciation of property, plant and equipment	1.5	3.1
Disposals	(7.2)
Transfer to disposal group classified as held for sale	(15.6)
Exchange adjustments	(1.6)	(4.5)
Ending balance	4.2	27.1	28.5
Leasehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	635.1	555.7
Ending balance	605.5	635.1	555.7
Leasehold buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,202.4	1,081.8
Additions	158.5	161.4
New acquisitions		0.9
Disposals	(167.3)	(83.5)
Transfer to disposal group classified as held for sale	(98.1)
Exchange adjustments	(46.7)	41.8
Ending balance	1,048.8	1,202.4	1,081.8
Leasehold buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	567.3	526.1
Depreciation of property, plant and equipment	79.9	91.5
Disposals	(129.9)	(74.6)
Transfer to disposal group classified as held for sale	(56.1)
Exchange adjustments	(17.9)	24.3
Ending balance	443.3	567.3	526.1
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	145.6	140.3
Ending balance	101.2	145.6	140.3
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	375.3	377.2
Additions	35.0	49.9
New acquisitions	0.1	1.2
Disposals	(68.3)	(62.9)
Transfer to disposal group classified as held for sale	(115.2)
Exchange adjustments	(14.5)	9.9
Ending balance	212.4	375.3	377.2
Fixtures, fittings and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	229.7	236.9
Depreciation of property, plant and equipment	36.3	44.4
Disposals	(59.9)	(58.0)
Transfer to disposal group classified as held for sale	(81.7)
Exchange adjustments	(13.2)	6.4
Ending balance	111.2	229.7	236.9
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	156.8	156.1
Ending balance	113.0	156.8	156.1
Computer equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	690.4	703.0
Additions	67.7	85.8
New acquisitions		0.9
Disposals	(76.3)	(109.3)
Transfer to disposal group classified as held for sale	(231.5)
Exchange adjustments	(26.4)	10.0
Ending balance	423.9	690.4	703.0
Computer equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	533.6	546.9
Depreciation of property, plant and equipment	67.8	86.1
Disposals	(74.5)	(107.9)
Transfer to disposal group classified as held for sale	(192.6)
Exchange adjustments	(23.4)	8.5
Ending balance	£ 310.9	£ 533.6	£ 546.9